General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Significant non cash charges [abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	179.00%	184.00%	179.00%	184.00%